WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY
Schedule of Warrants received

Warrant Holder	Number of Warrants	Exercise Price
Brookfield Investor	57,500,000	$10.75
Blackstone—B	2,500,000	10.75
Fairholme	41,070,000	10.50
Pershing Square	16,430,000	10.50
Blackstone—A	2,500,000	10.50

	120,000,000

Schedule of shares issuable upon exercise of the outstanding GGP warrants

		Exercise Price
Record Date	Issuable Shares	Brookfield Investor and Blackstone	Fairholme, Pershing Square and Blackstone
December 30, 2010	123,144,000	$10.48	$10.23
April 15, 2011	123,960,000	10.41	10.16
July 15, 2011	124,704,000	10.34	10.10
December 30, 2011	131,748,000	9.79	9.56

Schedule of estimated fair value of Warrants and significant assumptions used in valuation

	December 31, 2011	December 31, 2010
	(Dollars in thousands, except for share amounts)
Warrant liability	$985,962	$1,041,004
GGP stock price per share	$15.02	$15.48
Implied volatility	37%	38%
Warrant term	5.86	6.86

Schedule of change in fair value of the Warrant

(In thousands)
Balance at November 10, 2010	$835,752
Warrant liability adjustment	205,252

Balance at December 31, 2010	1,041,004
Warrant liability adjustment	(55,042)

Balance at December 31, 2011	$985,962